Gains (Losses) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing (Detail) (Cash Flow Hedging, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	¥ 9	¥ (15)	¥ 184
Foreign Currency Forward Contracts | Foreign Currency Transaction (Losses) Gains, Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	¥ 9	¥ (15)	¥ 184